Segmental and Revenue Analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Net revenues	$ 25,973,963	$ 16,192,503	$ 6,425,338
Net revenues from related parties	21,066,741	9,146,994	5,854,383
Total net revenues	47,040,704	25,339,497	12,279,721
Products [Member]
Segment Reporting Information [Line Items]
Net revenues	1,387,955	3,771,573	4,846,972
Projects [Member]
Segment Reporting Information [Line Items]
Net revenues	6,223,293	4,425,596	1,578,366
Services [Member]
Segment Reporting Information [Line Items]
Net revenues	18,362,715	7,995,334
Products - Related Parties [Member]
Segment Reporting Information [Line Items]
Net revenues from related parties	367,743	229,367	4,302,978
Projects - Related Parties [Member]
Segment Reporting Information [Line Items]
Net revenues from related parties	$ 20,761,803	$ 8,917,627	$ 1,551,405